Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Current Assets:
Cash and cash equivalents	$ 57,075	$ 55,547	$ 49,481	$ 68,921	$ 174,960	$ 199,267
Receivables, net of allowance for doubtful accounts	299,927	266,115		222,565
Income taxes receivable	22,600	20,747		11,457
Deferred income tax assets	8,722	8,542		7,596
Inventories	86,760	90,013		102,224
Prepaid expenses	23,343	21,183		17,853
Other assets	35,350	33,195		36,234
Total current assets	533,777	495,342		466,850
Property and equipment, net	976,858	1,026,860		1,133,499
Investments	24,215	24,226		23,548
Intangible assets	217,415	217,890		243,184
Goodwill	424,671	433,811		448,121	425,514
Restricted cash	19,757	25,994		13,219
Other assets	394,806	363,103		319,053
Deferred income tax assets	48,134	48,943		90,882
Assets held for sale	61,335	79,813		49,799
Total assets	2,700,968	2,715,982		2,788,155
Current liabilities:
Payables and accruals	343,470	363,064		364,848
Deferred revenue	24,302	23,737		24,183
Income taxes payable	40,630	43,581		29,132
Deferred income tax liabilities	11,507	11,729		13,035
Current facility secured by accounts receivable	52,763	45,566		21,571
Other liabilities	21,031	23,648		32,306
Current portion of long-term debt	15,104	17,701		106,642
Total current liabilities	508,807	529,026		591,717
Long-term debt	1,342,081	1,269,379		1,184,844
Liabilities held for sale				1,608
Deferred revenue	46,798	43,517		37,799
Other liabilities	187,170	191,521		188,654
Deferred income tax liabilities	17,144	20,072		36,170
Total liabilities	2,102,000	2,053,515		2,040,792
Redeemable non-controlling interests	4,299	1,675		3,087
Shareholders' equity	594,669	660,792		744,276
Liabilities and Equity, Total	2,700,968	2,715,982		2,788,155
Parent
Current Assets:
Cash and cash equivalents	(743)	196	(200)	28	35	20,001
Receivables, net of allowance for doubtful accounts	4	4		4
Current intercompany receivables	6,073	6,065		6,099
Prepaid expenses				69
Total current assets	5,334	6,265		6,200
Investments	595,150	661,373		773,706
Total assets	600,484	667,638		779,906
Current liabilities:
Payables and accruals	5	45		20
Income taxes payable	4,444	5,433		6,882
Current intercompany payables	1,350	1,352		28,712
Total current liabilities	5,799	6,830		35,614
Other liabilities	16	16		16
Total liabilities	5,815	6,846		35,630
Shareholders' equity	594,669	660,792		744,276
Liabilities and Equity, Total	600,484	667,638		779,906
Issuer
Current Assets:
Cash and cash equivalents	29,116	(6,771)	(62,247)	2,692	57,323	30,701
Receivables, net of allowance for doubtful accounts	113	113		113
Current intercompany receivables	510,373	463,703		354,672
Other assets	79,004	14,202		8,390
Total current assets	618,606	471,247		365,867
Investments	241,149	324,255		555,426
Other assets	30,063	31,497		35,595
Long term intercompany receivables	839,848	873,263		932,192
Total assets	1,729,666	1,700,262		1,889,080
Current liabilities:
Payables and accruals	31,885	5,796		6,383
Income taxes payable	3,023	3,908		4,088
Current intercompany payables	31,753	31,754		92,601
Other liabilities	23,592	34,606		81,858
Total current liabilities	90,253	76,064		184,930
Long-term debt	1,288,423	1,209,109		1,152,936
Other liabilities				2
Total liabilities	1,378,676	1,285,173		1,337,868
Shareholders' equity	350,990	415,089		(551,212)
Liabilities and Equity, Total	1,729,666	1,700,262		1,889,080
Guarantor
Current Assets:
Cash and cash equivalents	93,625	41,032	33,219	15,016	137,259	146,448
Receivables, net of allowance for doubtful accounts	126,553	115,853		114,771
Current intercompany receivables	522,657	521,817		438,739
Income taxes receivable	4,203	4,203		1
Deferred income tax assets	5,359	5,192		9,637
Inventories	79,043	80,879		91,413
Prepaid expenses	13,759	12,088		8,007
Other assets	106,148	38,973		27,186
Total current assets	951,347	820,037		704,770
Property and equipment, net	897,775	950,024		1,078,542
Investments	277,946	358,315		437,943
Intangible assets	215,588	215,949		241,046
Goodwill	328,450	336,703		349,373
Restricted cash	6,090	6,039		6,798
Other assets	357,524	333,683		292,382
Long term intercompany receivables	28,100	30,151		30,795
Deferred income tax assets	25,523	30,759		72,796
Assets held for sale	61,335	79,813		46,234
Total assets	3,149,678	3,161,473		3,260,679
Current liabilities:
Payables and accruals	242,690	255,960		219,217
Deferred revenue	16,102	14,020		16,114
Income taxes payable	23,980	20,763		(4,913)
Current intercompany payables	338,291	327,798		324,848
Deferred income tax liabilities	11,809	11,652		12,373
Other liabilities	39,442	49,277		91,022
Current portion of long-term debt	15,104	17,701		106,642
Total current liabilities	687,418	697,171		765,303
Long-term debt	1,342,081	1,269,379		1,184,844
Long-term intercompany payables	442,465	449,595		468,315
Liabilities held for sale				1,608
Deferred revenue	21,039	17,955		13,014
Other liabilities	110,889	107,491		105,685
Deferred income tax liabilities	10,045	16,931		27,812
Total liabilities	2,613,937	2,558,522		2,566,581
Shareholders' equity	535,741	602,951		694,098
Liabilities and Equity, Total	3,149,678	3,161,473		3,260,679
Non Guarantor
Current Assets:
Cash and cash equivalents	(35,807)	14,319	16,462	53,877	37,666	32,818
Receivables, net of allowance for doubtful accounts	173,894	150,881		108,394
Current intercompany receivables	314,222	282,677		227,097
Income taxes receivable	18,397	16,544		11,456
Deferred income tax assets	3,363	3,350		2,169
Inventories	7,717	9,134		10,811
Prepaid expenses	9,584	9,095		9,777
Other assets	27,805	38,575		83,322
Total current assets	519,175	524,575		506,903
Property and equipment, net	79,464	77,217		55,338
Investments	16,226	15,548		14,368
Intangible assets	1,827	1,941		2,138
Goodwill	96,221	97,108		98,748
Restricted cash	13,667	19,955		6,421
Other assets	37,243	29,362		26,671
Long term intercompany receivables	481,686	496,926		508,612
Deferred income tax assets	22,611	18,184		21,644
Assets held for sale				3,565
Total assets	1,268,120	1,280,816		1,244,408
Current liabilities:
Payables and accruals	100,777	107,059		145,611
Deferred revenue	8,200	9,717		8,069
Income taxes payable	12,206	17,385		32,731
Current intercompany payables	503,184	489,454		345,739
Deferred income tax liabilities	(302)	77		1,900
Current facility secured by accounts receivable	52,763	45,566		21,571
Other liabilities	80,193	18,641		19,351
Total current liabilities	757,021	687,899		574,972
Long-term intercompany payables	67,281	69,313		71,083
Deferred revenue	25,759	25,562		24,785
Other liabilities	76,265	84,014		82,953
Deferred income tax liabilities	7,099	3,141		8,358
Total liabilities	933,425	869,929		762,151
Redeemable non-controlling interests	4,299	1,675		3,087
Shareholders' equity	330,396	409,212		(479,170)
Liabilities and Equity, Total	1,268,120	1,280,816		1,244,408
Eliminations
Current Assets:
Cash and cash equivalents	(29,116)	6,771	62,247	(2,692)	(57,323)	(30,701)
Receivables, net of allowance for doubtful accounts	(637)	(736)		(717)
Current intercompany receivables	(1,353,325)	(1,274,262)		(1,026,607)
Deferred income tax assets				(4,210)
Other assets	(177,607)	(58,555)		(82,664)
Total current assets	(1,560,685)	(1,326,782)		(1,116,890)
Property and equipment, net	(381)	(381)		(381)
Investments	(1,106,256)	(1,335,265)		(1,757,895)
Other assets	(30,024)	(31,439)		(35,595)
Long term intercompany receivables	(1,349,634)	(1,400,340)		(1,471,599)
Deferred income tax assets				(3,558)
Total assets	(4,046,980)	(4,094,207)		(4,385,918)
Current liabilities:
Payables and accruals	(31,887)	(5,796)		(6,383)
Income taxes payable	(3,023)	(3,908)		(9,656)
Current intercompany payables	(874,578)	(850,358)		(791,900)
Deferred income tax liabilities				(1,238)
Other liabilities	(122,196)	(78,876)		(159,925)
Total current liabilities	(1,031,684)	(938,938)		(969,102)
Long-term debt	(1,288,423)	(1,209,109)		(1,152,936)
Long-term intercompany payables	(509,746)	(518,908)		(539,398)
Other liabilities				(2)
Total liabilities	(2,829,853)	(2,666,955)		(2,661,438)
Shareholders' equity	(1,217,127)	(1,427,252)		(1,724,480)
Liabilities and Equity, Total	$ (4,046,980)	$ (4,094,207)		$ (4,385,918)